Construction in Progress	12 Months Ended
Dec. 31, 2017
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Construction in Progress
15	CONSTRUCTION IN PROGRESS

	2017	2016
	Million	Million

As of January 1	89,853	88,012
Additions	173,919	185,086
Transferred to property, plant and equipment	(185,660)	(183,245)

As of December 31	78,112	89,853

As of December 31, 2017, construction in progress primarily comprises expenditure incurred on the network expansion projects but not yet completed.